Consolidated Statements of Equity (Deficit) - USD ($) shares in Thousands	Total	Offshore Fund [Member]	AQUA U.S. Fund [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interests in Consolidated Entities	Noncontrolling Interests in Consolidated Entities Offshore Fund [Member]	Noncontrolling Interests in Consolidated Entities AQUA U.S. Fund [Member]	Redeemable Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2014				1,987				0
Beginning balance at Dec. 31, 2014	$ 14,894,000			$ 20,000	$ 228,003,000	$ (213,042,000)	$ 0	$ 0	$ (87,000)			$ 424,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock (in shares)								(1)
Purchase of treasury stock	(77,000)							$ (77,000)
Forfeitures of restricted shares	(10,000)							$ (10,000)
Equity-based compensation (in shares)				3
Equity-based compensation	15,609,000				4,105,000	11,504,000			0
Issuance of common stock (in shares)				20
Issuance of common stock	1,363,000				1,363,000
Excess tax benefit (deficiency) on equity-based compensation	$ 1,096,000				1,096,000
Deferred compensation plan distribution (in shares)	2			1				1
Distribution from deferred compensation plan	$ 142,000				80,000			$ 62,000
Employee advances	69,000				69,000
Contributions from noncontrolling interests	115,410,000								115,410,000
Redemption of noncontrolling interest												0
Redemption value adjustment, year-to-date	182,000					182,000						(182,000)
Foreign currency translation adjustment	0
Net income (loss)	(12,042,000)								(10,852,000)			(2,000)
Net income (loss)	(1,190,000)					(1,190,000)
Ending balance (in shares) at Dec. 31, 2015				2,011				0
Ending balance at Dec. 31, 2015	136,636,000			$ 20,000	234,716,000	(202,546,000)	0	$ (25,000)	104,471,000			240,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock (in shares)								(1)
Purchase of treasury stock	(20,000)							$ (20,000)
Retirement of treasury stock (in shares)								1
Retirement of treasury stock	0				(45,000)			$ 45,000
Equity-based compensation (in shares)				5
Equity-based compensation	11,573,000				6,073,000	5,439,000			61,000
Excess tax benefit (deficiency) on equity-based compensation	$ (284,000)				(284,000)
Deferred compensation plan distribution (in shares)	0
Distribution from deferred compensation plan	$ 0
Employee advances	(41,000)				(41,000)
Contributions from noncontrolling interests	2,373,000								2,373,000
Reallocation of carrying value	(1,469,000)				(2,623,000)				1,154,000			1,469,000
Redemption of noncontrolling interest		$ (179,000)	$ (46,248,000)							$ (179,000)	$ (46,248,000)	(18,000)
Redemption value adjustment, year-to-date	(936,000)					(936,000)						936,000
Foreign currency translation adjustment	0
Net income (loss)	(11,256,000)								(8,860,000)			(1,147,000)
Net income (loss)	(2,396,000)					(2,396,000)
Ending balance (in shares) at Dec. 31, 2016				2,016				0
Ending balance at Dec. 31, 2016	90,149,000			$ 20,000	237,796,000	(200,439,000)	0	$ 0	52,772,000			1,480,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock	(24,000)				(24,000)
Equity-based compensation (in shares)				4
Equity-based compensation	$ 8,469,000				7,746,000	684,000			39,000
Deferred compensation plan distribution (in shares)	3
Distribution from deferred compensation plan	$ 229,000
Employee advances	(433,000)				(433,000)
Contributions from noncontrolling interests	983,000								983,000
Acquisition of Pure Rooms	425,000								425,000
Reallocation of carrying value	(1,187,000)				(681,000)				(506,000)			1,187,000
Redemption of noncontrolling interest											$ (52,782,000)	0
OpenKey warrant issuance	28,000								28,000
Redemption value adjustment, year-to-date	(1,270,000)					(1,270,000)						1,270,000
Distributions to consolidated noncontrolling interests	(239,000)					(19,000)			(220,000)
Acquisition of J&S (in shares)				71
Acquisition of J&S	5,454,000			$ 1,000	5,062,000				391,000			2,658,000
Foreign currency translation adjustment	(135,000)
Net income (loss)	(18,710,000)								(358,000)			(1,484,000)
Net income (loss)	(18,352,000)					(18,352,000)
Ending balance (in shares) at Dec. 31, 2017				2,094				0
Ending balance at Dec. 31, 2017	30,957,000			$ 21,000	249,695,000	(219,396,000)	(135,000)	$ 0	772,000			5,111,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	$ 3,797,000				3,789,000				8,000
Deferred compensation plan distribution (in shares)	0
Distribution from deferred compensation plan	$ 80,000				80,000
Employee advances	105,000				105,000
Contributions from noncontrolling interests	2,666,000								2,666,000
Redemption value adjustment, year-to-date	838,000					838,000						(838,000)
Acquisition of J&S (in shares)				9
Acquisition of J&S	838,000				838,000							(838,000)
Foreign currency translation adjustment	(114,000)						(97,000)		(17,000)
Net income (loss)	(5,896,000)								(173,000)			61,000
Net income (loss)	(5,723,000)					(5,723,000)
Ending balance (in shares) at Mar. 31, 2018				2,103
Ending balance at Mar. 31, 2018	$ 32,105,000			$ 21,000	$ 255,037,000	$ (224,281,000)	$ (232,000)		$ 1,560,000			$ 4,662,000